CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
NET SALES	$ 8,636,134	$ 5,153,998	$ 4,416,009
COST OF GOODS SOLD	7,229,167	4,353,702	3,730,491
GROSS PROFIT	1,406,967	800,296	685,518
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	682,253	444,596	439,047
OTHER (GAINS) LOSSES, NET	(12,840)	9,874	1,565
EARNINGS FROM OPERATIONS	737,554	345,826	244,906
INTEREST EXPENSE	13,814	9,311	8,700
INTEREST AND INVESTMENT INCOME	(6,498)	(4,468)	(4,468)
EQUITY IN EARNINGS OF INVESTEE	3,902
NON-OPERATING (INCOME)/EXPENSE	11,218	4,843	4,232
EARNINGS BEFORE INCOME TAXES	726,336	340,983	240,674
INCOME TAXES	173,972	87,101	58,270
NET EARNINGS	552,364	253,882	182,404
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(16,724)	(7,104)	(2,754)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 535,640	$ 246,778	$ 179,650
EARNINGS PER SHARE - BASIC (USD per share)	$ 8.61	$ 4.00	$ 2.91
EARNINGS PER SHARE - DILUTED (USD per share)	$ 8.59	$ 4.00	$ 2.91
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 552,364	$ 253,882	$ 182,404
OTHER COMPREHENSIVE GAIN (LOSS)	(5,296)	5,967	1,513
COMPREHENSIVE INCOME	547,068	259,849	183,917
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(15,039)	(9,976)	(3,218)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 532,029	$ 249,873	$ 180,699